Summary of Significant Accounting Policies (Details) - Schedule of Consolidated Balance Sheets - Variable Interest Entity [Member] - USD ($)		Mar. 31, 2024	Mar. 31, 2023
Schedule of Consolidated Balance Sheets [Line Items]
Current assets		$ 446,055	$ 430,150
Non-current assets		3,448	16,866
Total assets		449,503	447,016
Current liabilities		204,412	252,446
Intercompany payables	[1]	2,725,061	3,156,235
Total liabilities		2,929,473	3,408,681
Net assets		$ (2,479,970)	$ (2,961,665)

[1]	Intercompany payables are eliminated upon consolidation.